Parent Company - Summary of Condensed Statements of Financial Positions (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Investments in subsidiaries and associates
Other assets	₩ 4,424,728	$ 3,063,050	₩ 4,605,363
Total assets	601,457,286	416,363,079	525,753,320		₩ 498,004,936
LIABILITIES
Debentures	55,583,392	38,477,998	48,207,103
Other liabilities	833,894		796,498
Total liabilities	563,598,038	390,154,744	489,858,051		464,607,446
EQUITY	37,859,248	26,208,335	35,895,269	$ 24,848,754	₩ 33,397,490	₩ 31,627,342
Total liabilities and equity	601,457,286	$ 416,363,079	525,753,320
Parent company
Cash and cash equivalents:
Bank subsidiaries	489,321		1,185,912
Investments in subsidiaries and associates
Bank subsidiaries	18,921,151		18,921,151
Non-bank subsidiaries	6,676,344		5,284,866
Other assets	1,307,556		961,108
Total assets	27,394,372		26,353,037
LIABILITIES
Debentures	2,667,525		2,037,567
Other liabilities	776,903		162,739
Total liabilities	3,444,428		2,200,306
EQUITY	23,949,944		24,152,731
Total liabilities and equity	₩ 27,394,372		₩ 26,353,037